Commitments and Contingencies (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended
	Jan. 01, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 28, 2014	Dec. 31, 2015
Operating Leases as Lessee
Rental costs		$ 43,800,000	$ 46,500,000	$ 37,400,000
Capital Leases as Lessee
Capital lease term		14 years
Capital lease obligations		98,600,000
Capital lease obligation incurred	9,400,000	9,386,000	0	0
Self-Insurance
Coverage limit per incident		500,000
Self insurance reserve		4,000,000	3,100,000
Workers compensation self insurance coverage limit per incident		500,000
Workers compensation self insurance reserve		3,800,000	3,700,000
Cable Service Rate Reregulation
Percent of subscribers request for petition		25.00%
Favorable Regulatory Action [Member]
AWN Member Distribution Adjustment
Grant proceeds					41,400,000
Customer Concentration Risk [Member]
Cable Service Rate Reregulation
Concentration Risk, Percentage		6.00%
Forecast [Member] | Minimum [Member] | Favorable Regulatory Action [Member]
AWN Member Distribution Adjustment
Grant proceeds						6,000,000
Forecast [Member] | Maximum [Member] | Favorable Regulatory Action [Member]
AWN Member Distribution Adjustment
Grant proceeds						$ 16,000,000